Fair Value Measurements - Working Capital Loan (Details) - USD ($)	3 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance of Warrant liabilities		$ 14,039,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)		742,000			$ 1,373,000
Change in fair value of working capital loan		742,000			1,373,000
Ending Balance of Warrant liabilities	$ 14,781,000	14,781,000			14,039,000
Cik0001812667 Cc Neuberger Principal Holdings Ii
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning Balance of Warrant liabilities		57,723,800	$ 51,338,600		51,338,600
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)		(31,180,800)	(2,969,600)
Change in fair value of working capital loan		(31,180,800)	(2,969,600)
Change in fair value of forward purchase agreement		(1,657,000)	(9,706,000)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0
Ending Balance of Warrant liabilities	24,886,000	24,886,000	$ 38,663,000	$ 51,338,600	57,723,800
Cik0001812667 Cc Neuberger Principal Holdings Ii | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants Issued, Value				1,562,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)				(14,840,200)
Derivative Assets (Liabilities), at Fair Value, Net				51,338,600	57,723,800
Change in fair value of working capital loan				(14,840,200)
Change in fair value of forward purchase agreement				11,543,000	(9,762,000)
Fair Value Adjustment of Warrants					$ (16,147,200)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3				(36,018,000)
Working capital loan | Cik0001812667 Cc Neuberger Principal Holdings Ii
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Initial proceeds from working capital loan		850,000
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)		215,000
Change in fair value of working capital loan		215,000
Ending Balance of Warrant liabilities	$ 1,065,000	$ 1,065,000
Public Warrants | Cik0001812667 Cc Neuberger Principal Holdings Ii | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Initial proceeds from working capital loan				27,117,000
Private Placement Warrants | Cik0001812667 Cc Neuberger Principal Holdings Ii | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants Issued, Value				$ 32,294,400